Accounts Payable - Schedule of Suppliers (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Suppliers [Line Items]
Domestic supplier	$ 4,600,752	$ 3,458,792	$ 3,963,058
Domestic supplier change of amount	$ 1,141,960
Domestic supplier change of percentage	33.00%
Domestic Supplier [Member]
Schedule of Suppliers [Line Items]
Domestic supplier	$ 4,600,752	$ 3,458,792	$ 396,305,800
Domestic supplier change of amount	$ 1,141,960
Domestic supplier change of percentage	33.00%